Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) ¥ / shares in Units, shares in Thousands					12 Months Ended
	Aug. 12, 2024 $ / shares	Aug. 12, 2024 ¥ / shares	Jun. 01, 2023 ¥ / shares	Jan. 22, 2019 $ / shares	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 29, 2024 ¥ / shares shares	Feb. 28, 2023 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning of period					3,226	3,213
Number of Options, Granted					650	100
Number of Options, Forfeited					(85)	(72)
Number of Options, Expired					(25)	(15)
Number of Options, Exercised					(1,137)
Number of Options, Options outstanding, End of period					2,629	3,226	3,213
Number of Options, Options vested or expected to vest					3,767
Number of Options, Options exercisable					1,941
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares					¥ 15.66	¥ 14.34
Weighted Average Exercise Price, Granted | (per share)	$ 0.08	¥ 0.58	¥ 2	$ 4.6	7.28	14.40
Weighted Average Exercise Price, Forfeited | ¥ / shares					12.13	15.86
Weighted Average Exercise Price, Expired | ¥ / shares					14.57	17.26
Weighted Average Exercise Price, Exercised | ¥ / shares					5.95
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares					9.25	¥ 15.66	¥ 14.34
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares					7.56
Weighted Average Exercise Price, Options exercisable | ¥ / shares					¥ 8.46
Weighted Average Remaining Contract Life (Years), Options outstanding					6 years 2 months 8 days	4 years 29 days	4 years 10 months 28 days
Weighted Average Remaining Contract Life (Years), Granted					9 years 6 months	9 years 3 months 29 days
Weighted Average Remaining Contract Life (Years), Forfeited					5 years 29 days	5 years 2 months 15 days
Weighted Average Remaining Contract Life (Years), Expired					8 years 3 months 29 days	7 years
Weighted Average Remaining Contract Life (Years), Exercised					8 years 11 months 26 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest					7 years
Weighted Average Remaining Contract Life (Years), Options exercisable					4 years 8 months 23 days
Aggregate Intrinsic Value, Options outstanding | ¥					¥ 131,000
Aggregate Intrinsic Value, Options vested or expected to vest | ¥					319,000
Aggregate Intrinsic Value, Options exercisable | ¥					¥ 132,000